Commitments (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) € / $	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Jan. 01, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Euro: US dollar exchange rate | € / $			1.14
Right of use asset	$ 450,000	$ 562,000
Lease liability	638,000	800,000
Depreciation of right of use asset	112,000	112,000	$ 0
Interest expense on lease liabilities	44,000	51,000	0
Current lease liabilities	195,000	208,000
Non-current lease liabilities	367,000	469,000
Minimum lease payments			$ 850,000
Cyberonica S.A.
Disclosure of transactions between related parties [line items]
Monthly rental expense				$ 11,900	€ 10,360
Right of use asset						$ 674,000
Lease liability						$ 674,000
Depreciation of right of use asset	112,000	112,000
Interest expense on lease liabilities	$ 44,000	$ 51,000